Equity (Loss) Earnings of Joint Ventures (Details 1) - USD ($) $ in Thousands	Jul. 03, 2016	Jun. 28, 2015
VAST LLC
Summarized balance sheets
Cash and cash equivalents	$ 6,584	$ 5,792
Receivables, net	24,557	23,511
Inventories, net	13,500	13,792
Other current assets	13,007	12,479
Total current assets	57,648	55,574
Property, plant and equipment, net	26,557	26,070
Other long-term assets	11,086	15,413
Total assets	95,291	97,057
Current liabilities	50,462	43,605
Long-term liabilities	2,019	7,212
Total liabilities	52,481	50,817
Net (liabilities) assets	42,810	46,240
STRATTEC's share of net assets (liabilities)	14,270	15,413
SAL LLC
Summarized balance sheets
Cash and cash equivalents	21	71
Receivables, net	60	14
Inventories, net	283	246
Total assets	364	331
Current liabilities	1,256	1,600
Net (liabilities) assets	(892)	(1,269)
STRATTEC's share of net assets (liabilities)	$ (455)	$ (647)